Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Line Items]
Tax on (loss)/income before tax, impairment of investment in equity investee and share of equity investees' losses and discontinued operations at South African mining statutory rate	$ 55.3		$ (242.3)		$ (431.9)
Rate adjustment to reflect company tax rates	25.5		17.1		213.8
South African mining tax formula rate adjustment					(25.9)
Valuation allowance raised against deferred tax assets	(1.1)
Reversal of valuation allowance previously raised against deferred tax assets			58.2	[1]	20.6	[1]
Non-deductible expenditure	(56.1)	[2]	(12.5)	[2]	(75.9)	[2]
Non-deductible exploration and feasibility and evaluation costs	(47.2)		(74.4)		(92.8)
Non-deductible share-based compensation	(11.5)		(12.9)		(10.3)
Non-deductible interest expense	(25.3)		(24.8)		(23.4)
Deferred tax adjustment on changes in tax rates	(4.4)		(65.4)		9.1
Prior year adjustment to Cerro Corona deferred tax	(29.5)	[3]
Other	(11.4)		(2.4)		32.2
Income and mining tax expense	$ (105.7)		$ (359.4)		$ (384.5)
South Africa | Mining statutory rate
Income Taxes [Line Items]
Statutory income tax rate	34.00%		34.00%		43.00%
South Africa | Non-mining income standard tax rate
Income Taxes [Line Items]
Statutory income tax rate	28.00%		28.00%		35.00%
South Africa | Non-mining companies
Income Taxes [Line Items]
Statutory income tax rate	28.00%		28.00%		28.00%
Ghana
Income Taxes [Line Items]
Statutory income tax rate	35.00%		35.00%		25.00%
Australia
Income Taxes [Line Items]
Statutory income tax rate	30.00%		30.00%		30.00%
Peru
Income Taxes [Line Items]
Statutory income tax rate	30.00%		30.00%		30.00%

[1]	During fiscal year ended December 31, 2012, the Group reversed a portion of the valuation allowance against unredeemed capital expenditure and net operating losses to the extent that there is sufficient future taxable income. In making this determination, the Group analyzed, amongst other things, the recent history of earnings and cashflows, forecasts of future earnings, the nature and timing of future deductions and benefits represented by deferred tax assets and the cumulative earnings for the last three years.
[2]	The December 31, 2013: $56.1 million (fiscal years ended December 31, 2012: $12.5 million and December 31, 2011: $75.9 million) non-deductible expenditure comprises mainly $13.3 million (fiscal years ended December 31, 2012: $6.0 million and December 31, 2011: $3.5 million) of impairments, $8.0 million (fiscal years ended December 31, 2012: $nil million and December 31, 2011: $nil million) of facility charges, $8.2 million (fiscal years ended December 31, 2012: $nil million and December 31, 2011: $nil million) of legal and consulting fees, $5.1 million (fiscal years ended December 31, 2012: $nil million and December 31, 2011: $nil million) of stamp duty on the Yilgarn South assets acquistion, $9.4 million (fiscal years ended December 31, 2012: $12.8 million and December 31, 2011: $16.7 million) of various Peruvian non-deductible expenses and $nil relating to National stabilization levy in Ghana (fiscal years ended December 31, 2012: $nil and December 31, 2011: $35.9 million). There were no other individually significant amounts included in this line item.
[3]	In connection with the preparation of the consolidated financial statements for the year ended December 31, 2013, the Group identified an understatement in the calculation of its deferred tax liabilities related to its Cerro Corona operations in Peru. Deferred tax amounting to $29.5 million was incorrectly recognised in prior years on the basis differences related to foreign nonmonetary assets and liabilities that are remeasured from the local currency into the functional currency. As a result, the deferred tax liability at December 31, 2012 was understated by $29.5 million. The Group has applied SEC Staff Accounting Bulletin (SAB) No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. SAB No. 108 states that registrants must quantify the impact of correcting all misstatements on all periods presented, including both the carryover (iron curtain method) and reversing (rollover method) effects of prior-year misstatements on the current-year financial statements, and by evaluating the misstatement measured under each method in light of quantitative and qualitative factors. In accordance with accounting guidance presented in ASC 250-10 and SEC Staff Accounting Bulletin No. 99, Materiality, the Group assessed the materiality of the misstatement and concluded that it was not material to Group's current-year financial statements, taken as a whole. Under SAB No. 108, prior-year misstatements may be corrected in the current- year provided that such correction does not result in a material misstatement to the current-year financial statements. Correcting current-year financial statements for such "immaterial errors" does not require previously filed reports to be amended. The Group has corrected the misstatement in the current-year financial statements as an "out-of-period" adjustment of $29.5 million.